Issued Capital	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Issued Capital
17.	Issued Capital

(in thousands)	Note	June 30 2025	December 31 2024

Issued capital

Share capital issued and outstanding: 453,954,302 common shares (December 31, 2024: 453,677,299 common shares)	17.1	$3,810,111	$3,798,108

17.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at June 30, 2025 and 2024, the Company had no preference shares outstanding.

17.2.	Dividends Declared

	Three Months Ended June 30		Six Months Ended June 30

(in thousands, except per share amounts)	2025	2024	2025	2024

Dividends declared per share	$0.165	$0.155	$0.330	$0.310

Average number of shares eligible for dividend	453,933	453,376	453,878	453,334

Total dividends declared	$74,899	$70,273	$149,780	$140,534

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.